Leasehold Improvements	6 Months Ended
Jun. 30, 2018
Leases [Abstract]
Leasehold Improvements

Note 5 — Leasehold Improvements

On April 18, 2018 the Company entered into a management agreement as described in Note 4, Management Agreement. Pursuant to that agreement the Company commenced construction of the outdoor grow facility.

As of June 30, 2018, the Company had incurred and capitalized $296,735 in costs associated with the construction of this facility.

During the quarter ended June 30, 2018 the Company incurred costs associated with the development of an indoor grow facility located at 2310 Western Avenue in Las Vegas, which holds a triple net leasehold interest in a 17,298 square-foot building where a provisional cultivation license to grow marijuana within the City of Las Vegas in the State of Nevada has been obtained. Once completed the Company intends to operate as an indoor marijuana cultivation and an agritourism destination. Completion of this facility is expected in the third quarter of 2018. This facility is intended to serve as a draw for tourists who desire to visit, see, and learn about the inner-workings of a cannabis cultivation facility.

As of June 30, 2018, the Company had incurred and capitalized $81,502 in costs associated with the construction of this facility.